UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Select Growth Fund	July 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.34%✧
Consumer Discretionary – 25.64%
Coupons.com †	1,350,844	$13,143,712
DineEquity @	174,910	18,192,389
Discovery Communications Class A †	339,609	11,213,889
Discovery Communications Class C †	322,282	9,765,145
Dunkin’ Brands Group	108,550	5,849,759
eBay †	678,542	19,080,601
Etsy †	397,083	8,275,210
Grupo Televisa ADR	291,293	10,154,474
L Brands	100,382	8,102,835
Liberty Interactive Class A †	580,936	16,876,191
Liberty TripAdvisor Holdings Class A †	371,225	10,873,180
Outfront Media	535,747	13,463,322
Pandora Media †	1,164,242	20,397,520
Restoration Hardware Holdings †	20,170	2,046,448
Sally Beauty Holdings †	646,837	19,269,274
Shutterstock †	480,533	25,674,878
Start Today	539,998	17,316,704
TripAdvisor †	129,628	10,289,871
Ulta Salon Cosmetics & Fragrance †	14,440	2,397,473
Wynn Resorts	91,450	9,440,384
		251,823,259
Consumer Staples – 1.90%
Walgreens Boots Alliance	193,200	18,668,916
		18,668,916
Energy – 2.15%
Core Laboratories	29,120	3,192,426
EOG Resources	75,736	5,846,062
Williams	229,290	12,033,139
		21,071,627
Financial Services – 16.81%
Affiliated Managers Group †	58,225	12,104,977
CME Group	26,750	2,569,070
Crown Castle International	173,905	14,244,559
Equity Commonwealth †	633,937	16,609,149
Heartland Payment Systems @	227,725	14,187,268
Intercontinental Exchange	34,200	7,798,968
MasterCard Class A	185,225	18,040,915
MSCI Class A	215,450	14,685,072
PayPal Holdings †	696,617	26,959,078
Visa Class A	264,725	19,944,382
WisdomTree Investments	723,304	18,010,270
		165,153,708

NQ-316 [7/15] 9/15 (15121)     1

Schedule of investments
Delaware Select Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Healthcare – 14.60%
ABIOMED †	123,600	$9,574,056
Allergan †	83,033	27,496,378
athenahealth †	54,300	7,599,828
Biogen †	87,751	27,973,264
Celgene †	341,471	44,818,069
Novo Nordisk ADR	268,825	15,849,922
Valeant Pharmaceuticals International †	39,300	10,120,929
		143,432,446
Producer Durables – 7.42%
Edenred	93,347	2,327,962
Expeditors International of Washington	182,566	8,556,868
Experian	97,576	1,829,844
Intertek Group	56,632	2,163,834
Localiza Rent a Car	118,350	971,215
Zebra Technologies †	529,834	57,026,033
		72,875,756
Technology – 28.38%
Arista Networks †	83,485	7,051,978
Baidu ADR †	58,950	10,178,307
Electronic Arts †	256,650	18,363,307
Ellie Mae †	48,519	3,806,316
Equinix	87,695	24,459,012
Facebook Class A †	76,725	7,212,917
Google Class A †	26,500	17,423,750
Google Class C †	22,611	14,145,668
Intuit	59,650	6,309,181
Kakaku.com	321,373	5,115,315
LendingClub †	950,491	13,791,624
Logitech International Class R	741,629	10,668,160
Microsoft	825,740	38,562,058
NIC @	127,700	2,303,708
NXP Semiconductor †	153,250	14,863,718
QUALCOMM	867,324	55,846,992
VeriFone Systems †	456,454	14,688,690
Yelp †	528,179	13,943,926
		278,734,627
Utilities – 1.44%
j2 Global @	201,105	14,157,792
		14,157,792
Total Common Stock (cost $774,275,078)		965,918,131

2     NQ-316 [7/15] 9/15 (15121)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 1.27%
Discount Notes – 0.42%≠
Federal Home Loan Bank
0.065% 8/5/15	292,753	$292,752
0.065% 9/2/15	1,149,455	1,149,417
0.07% 8/11/15	622,398	622,397
0.075% 9/18/15	118,603	118,597
0.10% 10/23/15	1,149,455	1,149,325
0.105% 11/3/15	110,044	110,019
Freddie Mac 0.075% 10/1/15	680,820	680,764
		4,123,271
Repurchase Agreements – 0.85%
Bank of America Merrill Lynch
0.06%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $1,284,360 (collateralized by U.S.
government obligations 0.50%-2.00%
1/31/17-5/31/21;
market value $1,310,041)	1,284,354	1,284,354
Bank of Montreal
0.13%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $2,140,613 (collateralized by U.S.
government obligations 1.25%-4.625%
9/30/16-2/15/40;
market value $2,183,402)	2,140,589	2,140,589
BNP Paribas
0.12%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $4,947,106 (collateralized by U.S.
government obligations 0.00%-7.50%
1/28/16-11/15/44;
market value $5,045,998)	4,947,057	4,947,057
		8,372,000
Total Short-Term Investments (cost $12,495,053)		12,495,271

Total Value of Securities – 99.61%
(cost $786,770,131)		978,413,402

Receivables and Other Assets Net of Liabilities – 0.39%		3,799,783
Net Assets – 100.00%		$982,213,185

@	Illiquid security. At July 31, 2015, the aggregate value of illiquid securities was $48,841,157, which represents 4.97% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-316 [7/15] 9/15 (15121)     3

Schedule of investments
Delaware Select Growth Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at July 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	JPY	(45,529,294)	USD	367,455	8/3/15	$140
						$140

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
JPY – Japanese Yen
USD – United States Dollar

4     NQ-316 [7/15] 9/15 (15121)

Notes
Delaware Select Growth Fund	July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds III – Delaware Select Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ-316 [7/15] 9/15 (15121)     5

(Unaudited)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Total
Common Stock	$965,918,131	$—	$965,918,131
Short-Term Investments	—	12,495,271	12,495,271
Total	$965,918,131	$12,495,271	$978,413,402
Foreign Currency Exchange Contracts	$—	$140	$140

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-316 [7/15] 9/15 (15121)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: